Income taxes - Schedule of Unused Tax Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss and deductible temporary differences for which no deferred tax asset has been recognised	$ (234,485)	$ (153,991)	$ (59,379)
Within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss and deductible temporary differences for which no deferred tax asset has been recognised	0	0	0
Later than one year and not later than five years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss and deductible temporary differences for which no deferred tax asset has been recognised	(18,629)	(18,664)	0
More than five years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss and deductible temporary differences for which no deferred tax asset has been recognised	(215,856)	(120,483)	(40,300)
Unlimited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss and deductible temporary differences for which no deferred tax asset has been recognised	$ 0	$ (14,844)	$ (19,079)